Shareholders' Equity (Deficit) - Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares	7,766,300
Weighted Average Remaining Contractual Life (In Years)	5 years 6 months
Weighted Average Exercise Price	$ 0.71
Options Exercisable, Number of Shares	7,028,800
Options Exercisable, Weighted Average Exercise Price	$ 0.77
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 0.13
Exercise Price Range Lower Limit	$ 0.12
Number Of Shares	370,000
Weighted Average Remaining Contractual Life (In Years)	6 years 10 months 24 days
Weighted Average Exercise Price	$ 0.12
Options Exercisable, Number of Shares	355,000
Options Exercisable, Weighted Average Exercise Price	$ 0.12
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 0.15
Exercise Price Range Lower Limit	$ 0.15
Number Of Shares	1,071,000
Weighted Average Remaining Contractual Life (In Years)	7 years 8 months 9 days
Weighted Average Exercise Price	$ 0.15
Options Exercisable, Number of Shares	861,000
Options Exercisable, Weighted Average Exercise Price	$ 0.15
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 0.17
Exercise Price Range Lower Limit	$ 0.16
Number Of Shares	1,233,000
Weighted Average Remaining Contractual Life (In Years)	7 years 6 months
Weighted Average Exercise Price	$ 0.17
Options Exercisable, Number of Shares	733,000
Options Exercisable, Weighted Average Exercise Price	$ 0.16
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 0.18
Exercise Price Range Lower Limit	$ 0.18
Number Of Shares	1,344,000
Weighted Average Remaining Contractual Life (In Years)	6 years
Weighted Average Exercise Price	$ 0.18
Options Exercisable, Number of Shares	1,344,000
Options Exercisable, Weighted Average Exercise Price	$ 0.18
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 0.25
Exercise Price Range Lower Limit	$ 0.19
Number Of Shares	1,211,500
Weighted Average Remaining Contractual Life (In Years)	5 years 4 months 28 days
Weighted Average Exercise Price	$ 0.23
Options Exercisable, Number of Shares	1,199,000
Options Exercisable, Weighted Average Exercise Price	$ 0.23
Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 1.60
Exercise Price Range Lower Limit	$ 0.39
Number Of Shares	1,347,800
Weighted Average Remaining Contractual Life (In Years)	3 years 10 months 21 days
Weighted Average Exercise Price	$ 1.26
Options Exercisable, Number of Shares	1,347,800
Options Exercisable, Weighted Average Exercise Price	$ 1.26
Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 1.87
Exercise Price Range Lower Limit	$ 1.64
Number Of Shares	999,000
Weighted Average Remaining Contractual Life (In Years)	2 years 6 months 26 days
Weighted Average Exercise Price	$ 1.80
Options Exercisable, Number of Shares	999,000
Options Exercisable, Weighted Average Exercise Price	$ 1.80
Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 6.90
Exercise Price Range Lower Limit	$ 3.14
Number Of Shares	156,000
Weighted Average Remaining Contractual Life (In Years)	2 years 6 months 26 days
Weighted Average Exercise Price	$ 4.77
Options Exercisable, Number of Shares	156,000
Options Exercisable, Weighted Average Exercise Price	$ 4.77
Range Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 7.95
Exercise Price Range Lower Limit	$ 7.95
Number Of Shares	12,000
Weighted Average Remaining Contractual Life (In Years)	1 year 26 days
Weighted Average Exercise Price	$ 7.95
Options Exercisable, Number of Shares	12,000
Options Exercisable, Weighted Average Exercise Price	$ 7.95
Range Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Limit	$ 12.00
Exercise Price Range Lower Limit	$ 12.00
Number Of Shares	22,000
Weighted Average Remaining Contractual Life (In Years)	1 month 28 days
Weighted Average Exercise Price	$ 12.00
Options Exercisable, Number of Shares	22,000
Options Exercisable, Weighted Average Exercise Price	$ 12.00